Long-term Incentive Plans (Details 7) - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Dates of grant or valuation	April 8, 2025 to January 31, 2026	October 8, 2024	May 2, 2023 to January 31, 2024
Risk free interest rates		3.03%
Volatilities		112.00%
Market prices of common shares on grant date		$ 0.145
Expected dividends	0.00%	0.00%	0.00%
Expected lives		3 years
Exercise prices		$ 0.14
Fair values of options on grant or valuation dates		$ 0.10
Share Purchase Options [member]
Statement [Line Items]
Dates of grant or valuation		April 25, 2024
Risk free interest rates		4.44%
Volatilities		99.00%
Market prices of common shares on grant date		$ 0.86
Expected dividends		0.00%
Expected lives		1 year 6 months
Exercise prices		$ 0.10
Fair values of options on grant or valuation dates		$ 0.77